Income Tax - Schedule of Reconciliation of Income Tax Expenses to Prima Facie Tax Payable (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of Income Tax Expenses to Prima Facie Tax Payable [Abstract]
Profits tax rate	16.50%	16.50%